Pension And Postretirement Benefits (Schedule Of Fair Value Of Pension And Postretirement Assets And Liabilities By Level) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Pension Assets And Liabilities Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash	$ 160	$ 45
Interest bearing cash	25	127
Foreign currency contracts	25	25
Equity securities - Domestic equities	8,319	8,687
Equity securities - International equities	4,287	4,976
Fixed income securities - Asset-backed securities	404	611
Fixed income securities - Mortgage-backed securities	792	1,741
Fixed income securities - Collateralized mortgage-backed securities	278	418
Fixed income securities - Collateralized mortgage obligations/REMICS	345	531
Fixed income securities - Corporate and other fixed income instruments and funds	8,712	7,748
Fixed income securities - Government and municipal bonds	4,570	5,021
Private equity funds	4,926	5,399
Real estate and real assets	4,357	4,845
Commingled funds	5,524	5,825
Securities lending collateral	4,050	3,450
Receivable for variation margin	13	6
Purchased options		1
Assets at fair value	46,787	49,456
Investments sold short and other liabilities at fair value	(836)	(910)
Total plan net assets at fair value	45,951	48,546
Other assets (liabilities)	(3,756)	(3,383)
Total Plan Net Assets	42,195	45,163
Pension Assets And Liabilities Fair Value [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash	160	45
Interest bearing cash	0	0
Foreign currency contracts	0	0
Equity securities - Domestic equities	8,315	8,613
Equity securities - International equities	4,287	4,805
Fixed income securities - Asset-backed securities	0	0
Fixed income securities - Mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	0	0
Fixed income securities - Corporate and other fixed income instruments and funds	65	97
Fixed income securities - Government and municipal bonds	75	145
Private equity funds	0	0
Real estate and real assets	0	0
Commingled funds	0	0
Securities lending collateral	512	310
Receivable for variation margin	13	6
Purchased options		1
Assets at fair value	13,427	14,022
Investments sold short and other liabilities at fair value	(824)	(650)
Total plan net assets at fair value	12,603	13,372
Pension Assets And Liabilities Fair Value [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash	0	0
Interest bearing cash	25	127
Foreign currency contracts	25	25
Equity securities - Domestic equities	4	74
Equity securities - International equities	0	171
Fixed income securities - Asset-backed securities	403	610
Fixed income securities - Mortgage-backed securities	792	1,741
Fixed income securities - Collateralized mortgage-backed securities	278	418
Fixed income securities - Collateralized mortgage obligations/REMICS	345	531
Fixed income securities - Corporate and other fixed income instruments and funds	8,274	7,210
Fixed income securities - Government and municipal bonds	4,495	4,876
Private equity funds	0	0
Real estate and real assets	0	0
Commingled funds	5,522	5,823
Securities lending collateral	3,538	3,140
Receivable for variation margin	0	0
Purchased options		0
Assets at fair value	23,701	24,746
Investments sold short and other liabilities at fair value	(12)	(260)
Total plan net assets at fair value	23,689	24,486
Pension Assets And Liabilities Fair Value [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash	0	0
Interest bearing cash	0	0
Foreign currency contracts	0	0
Equity securities - Domestic equities	0	0
Equity securities - International equities	0	0
Fixed income securities - Asset-backed securities	1	1
Fixed income securities - Mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	0	0
Fixed income securities - Corporate and other fixed income instruments and funds	373	441
Fixed income securities - Government and municipal bonds	0	0
Private equity funds	4,926	5,399
Real estate and real assets	4,357	4,845
Commingled funds	2	2
Securities lending collateral	0	0
Receivable for variation margin	0	0
Purchased options		0
Assets at fair value	9,659	10,688
Investments sold short and other liabilities at fair value	0	0
Total plan net assets at fair value	9,659	10,688
Postretirement Assets And Liabilities Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash	2
Interest bearing cash	1,512	1,476
Foreign currencies	4
Equity securities - Domestic equities	1,187	1,606
Equity securities - International equities	869	1,405
Fixed income securities - Asset-backed securities	37	46
Fixed income securities - Collateralized mortgage-backed securities	133	113
Fixed income securities - Collateralized mortgage obligations/REMICS	45	51
Fixed income securities - Corporate and other fixed income instruments and funds	389	397
Fixed income securities - Government and municipal bonds	617	615
Commingled funds	1,682	1,961
Private equity assets	155	218
Real assets	81	96
Securities lending collateral	195	173
Futures Contracts	1
Total plan net assets at fair value	6,909	8,157
Other assets (liabilities)	(238)	(311)
Total Plan Net Assets	6,671	7,846
Postretirement Assets And Liabilities Fair Value [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash	2
Interest bearing cash	220	278
Foreign currencies	4
Equity securities - Domestic equities	1,187	1,606
Equity securities - International equities	869	1,405
Fixed income securities - Asset-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	0	0
Fixed income securities - Corporate and other fixed income instruments and funds	0	0
Fixed income securities - Government and municipal bonds	0	0
Commingled funds	0	0
Private equity assets	0	0
Real assets	0	0
Securities lending collateral	6	0
Futures Contracts	1
Total plan net assets at fair value	2,289	3,289
Postretirement Assets And Liabilities Fair Value [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash	0
Interest bearing cash	1,292	1,198
Foreign currencies	0
Equity securities - Domestic equities	0	0
Equity securities - International equities	0	0
Fixed income securities - Asset-backed securities	35	46
Fixed income securities - Collateralized mortgage-backed securities	120	113
Fixed income securities - Collateralized mortgage obligations/REMICS	45	50
Fixed income securities - Corporate and other fixed income instruments and funds	389	397
Fixed income securities - Government and municipal bonds	617	614
Commingled funds	1,681	1,960
Private equity assets	0	0
Real assets	0	0
Securities lending collateral	189	173
Futures Contracts	0
Total plan net assets at fair value	4,368	4,551
Postretirement Assets And Liabilities Fair Value [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash	0
Interest bearing cash	0	0
Foreign currencies	0
Equity securities - Domestic equities	0	0
Equity securities - International equities	0	0
Fixed income securities - Asset-backed securities	2	0
Fixed income securities - Collateralized mortgage-backed securities	13	0
Fixed income securities - Collateralized mortgage obligations/REMICS	0	1
Fixed income securities - Corporate and other fixed income instruments and funds	0	0
Fixed income securities - Government and municipal bonds	0	1
Commingled funds	1	1
Private equity assets	155	218
Real assets	81	96
Securities lending collateral	0	0
Futures Contracts	0
Total plan net assets at fair value	$ 252	$ 317